Financial instruments and risk management (Details) - Schedule of carrying amount of each financial asset in the consolidated statement of financial position - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Maximum exposure to credit risk	SFr 216,183	SFr 1,460,229
Cash And Cash Equivalents [member]
Financial assets
Maximum exposure to credit risk	15,395	984,191
Other non-current financial assets [Member]
Financial assets
Maximum exposure to credit risk	194,263	199,105
Trade receivables [member]
Financial assets
Maximum exposure to credit risk	6,525	21,746
Other receivables [Member]
Financial assets
Maximum exposure to credit risk		SFr 255,187